GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

Until the fourth quarter of 2019, the Company was engaged in biotechnology development of projects originated in Israeli academic centers. The Company developed certain antibodies in selection and pre-clinical trials with a focus on antibodies blocking immune modulators for cancer treatment. In the fourth quarter of 2019, the Company closed its laboratory facilities and ceased pre-clinical development efforts, prior to promoting a commercial production process, due to the significant expected costs associated with production and clinical trials, as well as the evolution of the immune therapy antibody market and other drug candidates. The Company continues to explore strategic opportunities for this antibody program and to explore the best course of action for Tikcro, including to attempt to merge or effect a business combination with an operating entity in another area of operations or to distribute its net cash to its shareholders.